Costs	12 Months Ended
Jun. 30, 2018
Costs
Costs

25. Costs

	06.30.18	06.30.17	06.30.16
Other operative costs	12	10	9
Cost of property operations	12	10	9
Beef	1,759	1,234	837
Crops	1,765	1,167	889
Sugarcane	754	352	263
Cattle	297	155	126
Supplies	148	105	58
Dairy	65	87	61
Consignment	25	11	6
Advertising and brokerage fees	136	100	67
Agricultural rental and other services	188	78	28
Costs of agricultural sales and services	5,137	3,289	2,335
Trading properties and developments	1,748	1,451	166
Communication services	10,540	8,471	3,304
Sale of communication equipment	3,359	2,716	1,304
Rental and services	3,046	2,744	1,843
Hotel operations, tourism services and others	938	649	419
Total costs	24,780	19,330	9,380